Expenses by nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Personnel expenses	€ 7,541	€ 7,310	€ 7,360
Cost of material	6,320	6,016	8,148
Project subcontracting and other customer contract expenses	4,225	4,887	4,003
Depreciation and amortization	1,095	1,132	1,660
IT Services	230	343	362
Impairment charges	39	241	38
Other	1,037	1,164	1,432
Total operating expenses	20,487	21,093	23,003
Government grant income and R&D tax credits	€ 111	€ 98	€ 83